Pensions and Other Post-Employment Benefits - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2018 CAD	Dec. 31, 2017 Age
Disclosure Of Defined Benefit Plans [Line Items]
Maximum age for retired employees eligible for health care dental and life insurance benefits | Age		65
Bottom of range [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit plan, equity securities allocation percentage		50.00%
Defined benefit plan, fixed income assets allocation percentage		25.00%
Defined benefit plan, real estate assets allocation percentage		0.00%
Defined benefit plan, cash and cash equivalents allocation percentage		0.00%
Top of range [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit plan, equity securities allocation percentage		75.00%
Defined benefit plan, fixed income assets allocation percentage		35.00%
Defined benefit plan, real estate assets allocation percentage		15.00%
Defined benefit plan, cash and cash equivalents allocation percentage		10.00%
Pension Benefits [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Weighted average duration of the defined benefit plan		16 years
Percentage of employees contribution under pension plan		4.00%
Expected employer contribution	CAD 9,000,000
OPEB [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Weighted average duration of the defined benefit plan		10 years
Expected employer contribution	CAD 0